SEGMENTED INFORMATION (Tables)	12 Months Ended
Sep. 30, 2016
Segmented Information Tables
Summary of revenues and non-operating revenues
	Years ended September 30,
Revenue Stream	2016	2015	2014
Disposal of Indaflex rights (Mexico Only)	$0	$0	$0
Consulting Fees (North America)	-	-	-
Gross Operating Revenue	0	0	0

Other non-operating revenue:
Forgone Accounts Payable	-	20,227	13,364
Gain from disposal of fixed assets	-	-	-
Legal Settlement	-	-	-
Interest Income	67	416	409

Total Revenues and Non-Operating Revenues	$67	$20,373	$13,773

Summary of long lived assets
	As of September 30,
Long Lived Assets	2016	2015	2014
North America	$-	$-	$-
Asia	5,879	10,874	15,706
Total Long Lived Assets	$5,879	$10,874	$15,706